Accrued Liabilities	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

Note 9 – Accrued Liabilities

At March 31, 2023 and December 31, 2022, the Company had accrued liabilities totaling $585,042 and $366,619, respectively, consisting of $149,918 and $110,905 of accrued interest on convertible notes, $148,552 and $130,000 in accrued commissions, $164,772 and $0 in Financed Insurance Premiums as described below, and other accrues liabilities of $121,800 and $125,714, respectively.

Financed Insurance Premiums

During the three months ended March 31, 2023, the Company financed a total of $199,097 for its General Liability and Director & Officer insurance premiums over the twelve month coverage period. The average interest rate is 13.9%. At March 31, 2023 the outstanding balance was $164,772.

During the year ended December 31, 2022, the Company financed a total of $241,272 for its General Liability and Director & Officer insurance premiums over the twelve month coverage period. The average interest rate is 9.3%. At December 31, 2022 the outstanding balance was $0.